Acquisitions and increases in controlling interests (Details 2) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 Business acquisitions in 2010 USD ($)	Dec. 31, 2010 ABB Limited, India USD ($)	Dec. 31, 2010 ABB Limited, India INR
Increase in controlling interests
Ownership interest in ABB Limited, India, before increase (as a percent)					52.00%
Ownership interest in ABB Limited, India, after increase (as a percent)					75.00%
Acquisition of noncontrolling interests	$ 9	$ 13	$ 956
Offer price per share (in rupees per share)						900
Charge to "Capital stock and additional paid-in capital"					838
Aggregate preliminary purchase consideration for business acquisitions
Weighted-average useful life of acquired intangible assets	15 years	14 years		8 years
Allocated amount, Intangible assets	1,583			356
Allocated amount, deferred tax liabilities	(1,104)			(147)
Allocated amount, Other assets and liabilities, net	67			(25)
Allocated amount, Goodwill	2,895			1,091
Aggregate preliminary purchase price of business acquisitions				$ 1,275